Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Disclosure of detailed information about revenue
	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Revenue from the sale of integrated POS devices	42,507	39,952	24,709	19,833
Recurring revenue:
SaaS revenue	39,255	27,473	21,399	14,284
Payment processing fee	60,287	41,144	31,979	22,042
	99,542	68,617	53,378	36,326
Total	142,049	108,569	78,087	56,159